Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-39675
Entity Registrant Name	Allegro MicroSystems, Inc.
Entity Central Index Key	0000866291
Entity Tax Identification Number	46-2405937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	955 Perimeter Road
Entity Address, City or Town	Manchester
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03103
City Area Code	603
Local Phone Number	626-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Emerging Growth Company	false
Trading Symbol	ALGM
Security Exchange Name	NASDAQ